Convertible notes at fair value (Tables)	12 Months Ended
Dec. 31, 2022
Convertible notes at fair value
Schedule of issuance of convertible notes

				Coupon
			Principal amounts	rate
Convertible notes	Issue date	Maturity date	US$	%
2018 Notes	September 12, 2018	September 12, 2023	30,000	0
November 2019 Notes	November 11, 2019	November 11, 2022	20,000	5
December 2019 Notes	December 16, 2019	December 16, 2022	10,000	5
January 2020 Notes	January 23, 2020	September 12, 2023	3,450	0
July 2020 Notes	July 30, 2020	September 12, 2023	13,100	0

Schedule of movement of transactions of convertible notes

The movement of transactions of these convertible notes during the year ended December 31, 2020 is shown in the table below.

	2018	2019	2020
	Notes	Notes	Notes	Total
Balance as of January 1, 2020	19,182	29,826	—	49,008
Years ended December 31, 2020
Fair value changes	3,644	445	344	4,433
New issuance	—	—	19,184	19,184
Issuance of convertible notes upon exercise of call option (Note (v))	—	—	11,466	11,466
Conversion of convertible notes (Note (iii))	(7,630)	(30,271)	(30,994)	(68,895)
Redemption of convertible notes (Note (iv))	(15,196)	—	—	(15,196)
Balance as of December 31, 2020	—	—	—	—

Schedule of details of conversion of convertible notes
(iii)	Details of the conversion of convertible notes for the year ended December 31, 2020 are as follows.

					Fair value
					of
					converted
				Conversion	convertible
		Principal	Number of	price per	notes as of the
		amount	ADSs	ADS	conversion
Convertible notes	Conversion date	converted	converted	US$	date
For the year ended December 31, 2020
2018 Notes	June 30, 2020	1,000	24,805	40.31	1,551
2018 Notes	July 24, 2020	1,000	23,655	42.28	1,752
2018 Notes	August 11, 2020	2,000	53,660	37.27	4,327
November 2019 Notes	February 18, 2020	20,000	512,821	39.00	20,282
December 2019 Notes	February 18, 2020	10,000	256,410	39.00	9,989
January 2020 Notes	February 3, 2020	3,450	108,887	31.68	4,346
July 2020 Notes	July 30, 2020	13,100	385,169	34.01	26,648
		50,550	1,365,407		68,895

Schedule of redeemed convertible notes
(iv)	The Company has redeemed the 2018 Notes on the following dates during the year ended December 31, 2020:

Redemption date	Principal amount	Consideration paid for redemption
February 3, 2020	6,900	8,004
March 31, 2020	6,200	7,192
	13,100	15,196

Schedule of fair value of the notes determined using monte carlo simulation with key assumptions
(vi)	The fair values of the 2018 Notes, January 2020 Notes and July 2020 Notes as of the dates of conversion and the end of reporting periods were determined using Monte Carlo simulation, with key assumptions summarized in the below table. The volatility was based on the implied historical volatility of certain comparable companies. The risk-free interest rate is equal to the yield, as of the respective measurement dates, of the zero-coupon U.S. Treasury bill that commensurate with the remaining period until the maturity of the convertible notes.

Measurement date	Volatility	Risk-free rate
	%	%
2018 Notes
February 3, 2020	42.09	1.37
March 31, 2020	45.38	0.45
June 30, 2020	51.24	0.24
July 24, 2020	49.26	0.23
August 11, 2020	49.75	0.23
January 2020 Notes
February 3, 2020	42.09	1.37
July 2020 Notes
July 30, 2020	49.45	0.19

Schedule of convertible notes fair value assumptions bond yield

Measurement date	Volatility	Risk-free rate	Bond yield
	%	%	%
November 2019 Notes
February 18, 2020	44.02	1.40	10.67

December 2019 Notes
February 18, 2020	43.61	1.40	10.67